Fair Value Measurements - Schedule of Fair Value of PIPE Subscription Agreements Derivative Liability (Details) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Schedule Of Fair Value Of PIPE Subscription Agreements Derivative Liability [Line Items]
Balance of fair value		$ 0
Change in fair value		307,964
Balance of fair value	$ 15,274,088	15,274,088
PIPE Subscription Agreement [Member]
Schedule Of Fair Value Of PIPE Subscription Agreements Derivative Liability [Line Items]
Balance of fair value	15,582,052
Change in fair value	(307,964)
Balance of fair value	$ 15,274,088	$ 15,274,088